CONVERTIBLE PROMISSORY NOTES (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	8.00%	8.00%
Long-term Debt, Gross	$ 3,333,332	$ 0
Debt Instrument, Unamortized Discount	0	(50,467)
Convertible Promissory Notes Payable Current	124,393	768,892
Convertible Promissory Notes Payable Issuance One [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Jun. 05, 2013
Debt Instrument, Maturity Date	Dec. 02, 2013
Debt Instrument, Interest Rate, Stated Percentage	6.00%
Debt Instrument, Convertible, Terms of Conversion Feature	Fixed at $0.02
Long-term Debt, Gross	20,000	0
Convertible Promissory Notes Payable Issuance Two [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Nov. 04, 2012
Debt Instrument, Maturity Date	May 03, 2013
Debt Instrument, Interest Rate, Stated Percentage	6.00%
Debt Instrument, Convertible, Terms of Conversion Feature	Fixed at $0.01
Long-term Debt, Gross	10,173	10,173
Convertible Promissory Notes Payable Issuance Three [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Aug. 23, 2012
Debt Instrument, Maturity Date	Feb. 19, 2013
Debt Instrument, Interest Rate, Stated Percentage	6.00%
Debt Instrument, Convertible, Terms of Conversion Feature	Fixed at $0.015
Long-term Debt, Gross	50,000	50,000
Convertible Promissory Notes Payable Issuance Four [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Nov. 01, 2012
Debt Instrument, Interest Rate, Stated Percentage	0.00%
Debt Instrument, Convertible, Terms of Conversion Feature	Variable conversion price
Long-term Debt, Gross	720	720
Debt Instrument Maturity	On Demand
Convertible Promissory Notes Payable Issuance Five [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Jun. 06, 2011
Debt Instrument, Maturity Date	Jun. 06, 2013
Debt Instrument, Interest Rate, Stated Percentage	5.00%
Debt Instrument, Convertible, Terms of Conversion Feature	Fixed at $0.04
Long-term Debt, Gross	10,000	10,000
Convertible Promissory Notes Payable Issuance Six [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Apr. 11, 2011
Debt Instrument, Maturity Date	Apr. 11, 2013
Debt Instrument, Interest Rate, Stated Percentage	5.00%
Debt Instrument, Convertible, Terms of Conversion Feature	Fixed at $0.04
Long-term Debt, Gross	25,000	25,000
Convertible Promissory Notes Payable Issuance Seven [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	May 01, 2011
Debt Instrument, Maturity Date	May 01, 2013
Debt Instrument, Interest Rate, Stated Percentage	5.00%
Debt Instrument, Convertible, Terms of Conversion Feature	Fixed at $0.10
Long-term Debt, Gross	4,250	4,250
Convertible Promissory Notes Payable Issuance Eight [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Apr. 01, 2011
Debt Instrument, Maturity Date	Apr. 01, 2013
Debt Instrument, Interest Rate, Stated Percentage	5.00%
Debt Instrument, Convertible, Terms of Conversion Feature	Variable conversion price
Long-term Debt, Gross	4,250	4,250
Convertible Promissory Notes Payable Issuance Nine [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Sep. 21, 2012
Debt Instrument, Maturity Date	Mar. 20, 2013
Debt Instrument, Interest Rate, Stated Percentage	6.00%
Debt Instrument, Convertible, Terms of Conversion Feature	Fixed prices ranging from $0.0051-$0.0545
Long-term Debt, Gross		154,900
Debt Instrument Issuance Date2	Sep. 01, 2013
Debt Instrument Maturity Date1	Jun. 05, 2013
Convertible Promissory Notes Payable Issuance Ten [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Dec. 28, 2010
Debt Instrument, Interest Rate, Stated Percentage	5.00%
Debt Instrument, Convertible, Terms of Conversion Feature	Fixed at $0.0030
Long-term Debt, Gross		13,000
Debt Instrument Maturity	On Demand
Convertible Promissory Notes Payable Issuance Eleven [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Dec. 28, 2010
Debt Instrument, Maturity Date	Dec. 06, 2011
Debt Instrument, Interest Rate, Stated Percentage	5.00%
Debt Instrument, Convertible, Terms of Conversion Feature	Variable conversion price
Long-term Debt, Gross		375,000
Debt Instrument Issuance Date2	Jun. 09, 2011
Convertible Promissory Notes Payable Issuance Twelve [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Aug. 21, 2012
Debt Instrument, Maturity Date	Feb. 21, 2013
Debt Instrument, Interest Rate, Stated Percentage	0.00%
Debt Instrument, Convertible, Terms of Conversion Feature	Variable conversion price
Long-term Debt, Gross		6,066
Convertible Promissory Notes Payable Issuance Thirteen [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Dec. 13, 2010
Debt Instrument, Maturity Date	Dec. 13, 2012
Debt Instrument, Interest Rate, Stated Percentage	5.00%
Debt Instrument, Convertible, Terms of Conversion Feature	Variable conversion price
Long-term Debt, Gross		100,000
Convertible Promissory Notes Payable Issuance Fourteen [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Jun. 06, 2012
Debt Instrument, Maturity Date	Dec. 03, 2012
Debt Instrument, Interest Rate, Stated Percentage	6.00%
Debt Instrument, Convertible, Terms of Conversion Feature	Fixed at $0.03
Long-term Debt, Gross		13,000
Convertible Promissory Notes Payable Issuance Fifteen [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Sep. 26, 2011
Debt Instrument, Maturity Date	Mar. 24, 2012
Debt Instrument, Interest Rate, Stated Percentage	6.00%
Debt Instrument, Convertible, Terms of Conversion Feature	Fixed at $0.10
Long-term Debt, Gross		3,000
Convertible Promissory Notes Payable Issuance Sixteen [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Apr. 27, 2011
Debt Instrument, Maturity Date	Apr. 27, 2013
Debt Instrument, Interest Rate, Stated Percentage	5.00%
Debt Instrument, Convertible, Terms of Conversion Feature	Variable conversion price
Long-term Debt, Gross	0	50,000
Convertible Promissory Notes Payable Issuance One To Sixteen [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 124,393	$ 819,359